UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21147

Eaton Vance California Municipal Bond Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

September 30

Date of Fiscal Year End

March 31, 2022

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance
Municipal Bond Funds
Semiannual Report
March 31, 2022

Municipal (EIM)    •    California (EVM)    •    New York (ENX)

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of each Fund. Accordingly, neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, the Funds' adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semiannual Report March 31, 2022
Eaton Vance
Municipal Bond Funds

Eaton Vance
Municipal Bond Fund
March 31, 2022
Performance

Portfolio Manager(s) Cynthia J. Clemson and Julie P. Callahan, CFA
% Average Annual Total Returns[1,2]	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	08/30/2002	(8.09)%	(6.68)%	3.07%	4.74%
Fund at Market Price	—	(12.06)	(9.59)	2.82	4.03

Bloomberg Municipal Bond Index	—	(5.55)%	(4.47)%	2.52%	2.88%
% Premium/Discount to NAV[3]
(8.22)%
Distributions [4]
Total Distributions per share for the period	$0.293
Distribution Rate at NAV	4.35%
Taxable-Equivalent Distribution Rate at NAV	7.34
Distribution Rate at Market Price	4.74
Taxable-Equivalent Distribution Rate at Market Price	8.00
% Total Leverage[5]
Residual Interest Bond (RIB) Financing	41.64%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated net of management fees and other expenses by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested in accordance with the Fund’s Dividend Reinvestment Plan. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Performance at market price will differ from performance at NAV due to variations in the Fund’s market price versus NAV, which may reflect factors such as fluctuations in supply and demand for Fund shares, changes in Fund distributions, shifting market expectations for the Fund’s future returns and distribution rates, and other considerations affecting the trading prices of closed-end funds. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

Eaton Vance
Municipal Bond Fund
March 31, 2022
Fund Profile

Credit Quality (% of total investments)*,**
*	For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
**	The chart includes the municipal bonds held by a trust that issues residual interest bonds, consistent with the Portfolio of Investments.

Eaton Vance
California Municipal Bond Fund
March 31, 2022
Performance

Portfolio Manager(s) Trevor G. Smith
% Average Annual Total Returns[1,2]	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	08/30/2002	(7.98)%	(6.77)%	2.67%	4.10%
Fund at Market Price	—	(14.08)	(9.99)	1.98	3.31

Bloomberg Municipal Bond Index	—	(5.55)%	(4.47)%	2.52%	2.88%
% Premium/Discount to NAV[3]
(10.60)%
Distributions [4]
Total Distributions per share for the period	$0.241
Distribution Rate at NAV	4.07%
Taxable-Equivalent Distribution Rate at NAV	8.87
Distribution Rate at Market Price	4.55
Taxable-Equivalent Distribution Rate at Market Price	9.92
% Total Leverage[5]
RIB Financing	42.61%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated net of management fees and other expenses by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested in accordance with the Fund’s Dividend Reinvestment Plan. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Performance at market price will differ from performance at NAV due to variations in the Fund’s market price versus NAV, which may reflect factors such as fluctuations in supply and demand for Fund shares, changes in Fund distributions, shifting market expectations for the Fund’s future returns and distribution rates, and other considerations affecting the trading prices of closed-end funds. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

Eaton Vance
California Municipal Bond Fund
March 31, 2022
Fund Profile

Credit Quality (% of total investments)*,**
*	For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
**	The chart includes the municipal bonds held by a trust that issues residual interest bonds, consistent with the Portfolio of Investments.

Eaton Vance
New York Municipal Bond Fund
March 31, 2022
Performance

Portfolio Manager(s) Christopher J. Eustance, CFA
% Average Annual Total Returns[1,2]	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	08/30/2002	(9.00)%	(7.23)%	1.85%	3.47%
Fund at Market Price	—	(12.94)	(10.76)	1.06	2.37

Bloomberg Municipal Bond Index	—	(5.55)%	(4.47)%	2.52%	2.88%
% Premium/Discount to NAV[3]
(11.56)%
Distributions [4]
Total Distributions per share for the period	$0.220
Distribution Rate at NAV	3.59%
Taxable-Equivalent Distribution Rate at NAV	7.44
Distribution Rate at Market Price	4.06
Taxable-Equivalent Distribution Rate at Market Price	8.42
% Total Leverage[5]
RIB Financing	35.41%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated net of management fees and other expenses by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested in accordance with the Fund’s Dividend Reinvestment Plan. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Performance at market price will differ from performance at NAV due to variations in the Fund’s market price versus NAV, which may reflect factors such as fluctuations in supply and demand for Fund shares, changes in Fund distributions, shifting market expectations for the Fund’s future returns and distribution rates, and other considerations affecting the trading prices of closed-end funds. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

Eaton Vance
New York Municipal Bond Fund
March 31, 2022
Fund Profile

Credit Quality (% of total investments)*,**
*	For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
**	The chart includes the municipal bonds held by a trust that issues residual interest bonds, consistent with the Portfolio of Investments.

Eaton Vance
Municipal Bond Funds
March 31, 2022
Endnotes and Additional Disclosures

[1]	Bloomberg Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Performance results reflect the effects of leverage.
[3]	The shares of the Fund often trade at a discount or premium to their net asset value. The discount or premium may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to https://funds.eatonvance.com/closed-end-fund-prices.php.
[4]	The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. For information about the tax character of distributions made in prior calendar years, please refer to Performance-Tax Character of Distributions on the Fund’s webpage available at eatonvance.com. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. Fund distributions may be affected by numerous factors including changes in Fund performance, the cost of financing for Funds that employ leverage, portfolio holdings, realized and projected returns, and other factors. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes.
[5]	Fund employs RIB financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater price volatility). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets plus Floating Rate Notes.

Eaton Vance
Municipal Bond Fund
March 31, 2022
Portfolio of Investments (Unaudited)

Corporate Bonds — 1.3%
Security	Principal Amount (000's omitted)	Value
Hospital — 1.3%
Montefiore Obligated Group, 4.287%, 9/1/50	$13,890	$ 11,928,627
Total Corporate Bonds (identified cost $13,890,000)		$ 11,928,627

Tax-Exempt Mortgage-Backed Securities — 0.4%
Security	Principal Amount (000's omitted)	Value
Housing — 0.4%
Washington Housing Finance Commission, Municipal Certificates, Series 2021-1, Class A, 3.50%, 12/20/35	$3,231	$ 3,195,169
Total Tax-Exempt Mortgage-Backed Securities (identified cost $3,644,118)		$ 3,195,169

Tax-Exempt Municipal Obligations — 167.8%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 2.1%
Delaware Valley Regional Finance Authority, PA, 5.75%, 7/1/32	$6,500	$ 8,264,035
Illinois Finance Authority, (Revolving Fund), Green Bonds, 4.00%, 7/1/38	5,000	5,468,300
Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	330	387,935
Texas Water Development Board, 4.00%, 10/15/37(1)	4,875	5,315,602
		$ 19,435,872
Education — 13.9%
Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/46	$4,750	$ 5,248,560
District of Columbia, (KIPP DC):
4.00%, 7/1/39	275	283,088
4.00%, 7/1/44	270	275,802
4.00%, 7/1/49	385	390,929
Georgia Private Colleges and Universities Authority, (Mercer University), 4.00%, 10/1/50	2,700	2,776,869
Georgia Private Colleges and Universities Authority, (Savannah College of Art and Design), 4.00%, 4/1/40	1,300	1,385,228
Security	Principal Amount (000's omitted)	Value
Education (continued)
Houston Higher Education Finance Corp., TX, (St. John's School), Prerefunded to 9/1/22, 5.25%, 9/1/33	$4,550	$ 4,624,210
Maryland Stadium Authority, Built to Learn Revenue, 4.00%, 6/1/47	3,000	3,161,340
Massachusetts Development Finance Agency, (Boston College), 5.00%, 7/1/42(1)	9,525	10,781,728
Massachusetts Development Finance Agency, (Northeastern University), 5.25%, 3/1/37	1,650	1,750,452
Massachusetts Development Finance Agency, (Williams College), 5.00%, 7/1/46(1)	7,050	7,813,303
Massachusetts Health and Educational Facilities Authority, (Boston College):
5.50%, 6/1/27	5,710	6,673,677
5.50%, 6/1/30	8,325	10,103,137
Nevada System of Higher Education, 4.00%, 7/1/41	1,000	1,060,290
New Jersey Educational Facilities Authority, (Princeton University):
4.00%, 7/1/47(1)	10,000	10,793,600
5.00%, 7/1/29(1)	1,675	1,919,215
5.00%, 7/1/31(1)	1,125	1,285,155
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/38(1)	8,500	9,806,620
Ohio Higher Educational Facility Commission, (Oberlin College), 5.00%, 10/1/33	500	521,475
Pennsylvania State University, 5.00%, 9/1/42(1)	3,750	4,247,363
Swarthmore Borough Authority, PA, (Swarthmore College), 5.00%, 9/15/46(1)	3,000	3,428,100
University of Cincinnati, OH, 5.00%, 6/1/45(1)	7,500	8,441,925
University of Michigan:
5.00%, 4/1/40(1)	15,000	16,558,650
5.00%, 4/1/48(1)	3,500	3,983,140
University of Utah, Green Bonds, 4.00%, 8/1/43	7,285	7,939,339
		$ 125,253,195
Electric Utilities — 5.9%
Energy Northwest, WA, 5.00%, 7/1/40	$2,650	$ 2,806,562
Los Angeles Department of Water and Power, CA, Power System Revenue, 4.00%, 7/1/46(1)	3,000	3,151,590
New York Power Authority, 4.00%, 11/15/50(1)	12,500	13,225,375
Omaha Public Power District, NE:
5.00%, 2/1/40(1)	16,000	17,064,000
5.00%, 2/1/42(1)	10,000	11,381,300
Utility Debt Securitization Authority, NY, 5.00%, 12/15/35	5,000	5,255,250
		$ 52,884,077

See Notes to Financial Statements.

Eaton Vance
Municipal Bond Fund
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Escrowed/Prerefunded — 9.2%
Central Puget Sound Regional Transit Authority, WA, Sales and Use Tax Revenue, Green Bonds, Prerefunded to 11/1/25, 5.00%, 11/1/30(1)	$14,425	$ 15,885,387
East Hempfield Township Industrial Development Authority, PA, (Student Services, Inc.), Prerefunded to 7/1/24, 5.00%, 7/1/39	175	186,767
Massachusetts Water Resources Authority, Green Bonds, Prerefunded to 8/1/26, 5.00%, 8/1/40(1)	2,000	2,244,760
New York City Municipal Water Finance Authority, NY, Prerefunded to 6/15/22, 5.00%, 6/15/31	10,000	10,079,800
New York Dormitory Authority, Sales Tax Revenue, Prerefunded to 3/15/23, 5.00%, 3/15/35	13,750	14,199,350
New York, NY, Prerefunded to 10/1/22, 5.00%, 10/1/32	10,000	10,187,800
North Carolina Capital Facilities Finance Agency, (Duke University), Prerefunded to 10/1/25, 5.00%, 10/1/41(1)	10,000	11,026,400
Northeast Ohio Regional Sewer District, Prerefunded to 5/15/23, 4.00%, 11/15/33(1)	1,000	1,025,810
University of Massachusetts Building Authority, Prerefunded to 11/1/22, 5.00%, 11/1/39(1)	14,175	14,480,896
Upper Arlington City School District, OH, Prerefunded to 12/1/27, 5.00%, 12/1/48(1)	2,225	2,573,146
Walled Lake Consolidated School District, MI, Prerefunded to 11/1/23, 5.00%, 5/1/34	635	666,572
		$ 82,556,688
General Obligations — 30.6%
Allegheny County, PA, 5.00%, 11/1/43(1)	$3,800	$ 4,379,196
Anaheim Union High School District, CA, (Election of 2014), 4.00%, 8/1/42	5,725	6,033,635
Boston, MA, 5.00%, 5/1/38(1)	2,000	2,322,500
California:
4.00%, 4/1/49	1,750	1,900,990
5.00%, 10/1/33(1)	18,800	20,156,608
5.00%, 8/1/46(1)	15,000	16,547,550
Chicago, IL, 5.00%, 1/1/44	19,880	21,371,199
Cleveland, OH, 5.00%, 12/1/43(1)	2,225	2,527,845
District of Columbia, 5.00%, 6/1/43(1)	12,000	13,736,280
Forest Hills Local School District, OH, 5.00%, 12/1/46(1)	2,225	2,360,836
Humble Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/43(1)	20,000	22,211,400
Illinois:
4.00%, 11/1/38	13,000	13,216,450
4.00%, 11/1/40	2,000	2,026,060
5.00%, 5/1/43	5,000	5,379,150
5.50%, 5/1/39	810	916,167
5.75%, 5/1/45	830	944,698
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Jackson Public Schools, MI, 5.00%, 5/1/48(1)	$2,150	$ 2,410,666
Massachusetts, 5.00%, 9/1/38(1)	18,500	21,218,205
Morgan Hill Unified School District, CA, (Election of 2012), 4.00%, 8/1/47(1)	10,000	10,666,400
Ohio, 5.00%, 2/1/37(1)	2,225	2,445,675
Pennsylvania:
4.00%, 4/1/29(1)	3,000	3,064,320
5.00%, 3/1/32(1)	2,750	3,144,817
Peters Township School District, PA, 5.00%, 9/1/40(1)	3,225	3,710,556
Shoreline School District No. 412, WA, 4.00%, 6/1/38(1)	2,800	3,051,832
State College Area School District, PA, 5.00%, 5/15/44(1)	3,650	4,171,220
Tacoma School District No. 10, WA, Prerefunded to 12/1/25, 5.00%, 12/1/39(1)	10,000	11,071,200
Trenton Public Schools, MI, 5.00%, 5/1/42(1)	2,150	2,448,291
Washington:
4.00%, 7/1/28(1)	10,000	10,064,700
5.00%, 2/1/35(1)	23,500	24,695,915
5.00%, 2/1/38(1)	10,000	11,391,400
5.00%, 6/1/38	1,540	1,819,541
5.00%, 6/1/40	2,500	2,945,100
Will County, IL, Prerefunded to 11/15/25, 5.00%, 11/15/45(1)	19,725	21,742,867
		$ 276,093,269
Hospital — 15.3%
Allen County, OH, (Mercy Health), 4.00%, 8/1/47(1)	$900	$ 931,176
Brevard County Health Facilities Authority, FL, (Health First Obligated Group), 5.00%, 4/1/47(2)	10,000	11,297,800
Brookhaven Local Development Corp., NY, (Long Island Community Hospital), 5.00%, 10/1/50	1,795	1,967,482
California Health Facilities Financing Authority, (City of Hope), 4.00%, 11/15/45(1)	5,200	5,600,504
California Public Finance Authority, (Hoag Memorial Hospital Presbyterian), 5.00%, 7/15/46(2)	3,160	3,745,042
Camden County Improvement Authority, NJ, (Cooper Health System), 5.75%, 2/15/42	250	257,278
Chester County Health and Education Facilities Authority, PA, (Main Line Health System), 4.00%, 9/1/50	11,625	12,453,979
Franklin County, OH, (Trinity Health Credit Group), 5.00%, 12/1/47(1)	2,200	2,452,054
Hamilton County, OH, (Cincinnati Children's Hospital Medical Center), 5.00%, 5/15/34	250	265,112
Hamilton County, OH, (UC Health), 4.00%, 9/15/50	3,335	3,510,688
Hawaii Department of Budget and Finance, (Hawaii Pacific Health), 5.50%, 7/1/38	3,150	3,276,315

See Notes to Financial Statements.

Eaton Vance
Municipal Bond Fund
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Martin County Health Facilities Authority, FL, (Cleveland Clinic Health System), 4.00%, 1/1/46(1)	$10,000	$ 10,381,200
Maryland Health and Higher Educational Facilities Authority, (Frederick Health System), 4.00%, 7/1/45	250	261,675
Massachusetts Development Finance Agency, (Partners HealthCare System):
5.00%, 7/1/41(1)	10,000	11,027,300
5.00%, 7/1/47(1)	2,375	2,606,919
Michigan Finance Authority, (Trinity Health Credit Group):
4.00%, 12/1/47	7,610	8,086,158
5.00%, 12/1/42(1)	7,300	8,172,861
Monroeville Finance Authority, PA, (UPMC Obligated Group), 5.00%, 2/15/42	500	506,585
New Jersey Health Care Facilities Financing Authority, (Palisades Medical Center), Prerefunded to 7/1/23, 5.25%, 7/1/31	135	140,528
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/39(1)	1,750	1,936,480
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.25%, 7/1/35	5,000	5,202,250
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.):
5.00%, 1/15/27	565	577,989
5.00%, 1/15/29	165	168,716
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), 4.00%, 8/15/42(1)	1,600	1,685,824
Royal Oak Hospital Finance Authority, MI, (William Beaumont Hospital), 5.00%, 9/1/39	1,000	1,047,580
Tampa, FL, (BayCare Health System):
4.00%, 11/15/46(1)	3,000	3,144,540
5.00%, 11/15/46(1)	12,000	13,156,320
Tarrant County Cultural Education Facilities Finance Corp., TX, (Baylor Scott & White Health), 5.00%, 11/15/45(1)	12,900	14,116,599
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/33	1,600	1,764,928
West Virginia Hospital Finance Authority, (West Virginia United Health System Obligated Group), Prerefunded to 6/1/23, 5.375%, 6/1/38	7,605	7,926,463
		$ 137,668,345
Housing — 0.6%
Maryland Economic Development Corp., (Morgan State University), Student Housing Revenue, 4.25%, 7/1/50	$1,350	$ 1,396,440
Security	Principal Amount (000's omitted)	Value
Housing (continued)
New York City Housing Development Corp., NY, 2.35%, 11/1/40	$3,640	$ 3,086,611
Seattle Housing Authority, WA, 3.625%, 12/1/43	1,000	1,016,950
		$ 5,500,001
Industrial Development Revenue — 2.3%
George L. Smith II Georgia World Congress Center Authority, 4.00%, 1/1/54	$2,000	$ 1,961,900
Maricopa County Pollution Control Corp., AZ, (El Paso Electric Co.), 4.50%, 8/1/42	4,840	4,864,539
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment), (AMT), 5.00%, 10/1/35	12,610	14,136,062
		$ 20,962,501
Insured - Bond Bank — 0.1%
Puerto Rico Municipal Finance Agency, (AGM), 5.00%, 8/1/27	$700	$ 709,625
		$ 709,625
Insured - Education — 2.6%
Massachusetts College Building Authority, (AGC), 5.50%, 5/1/39	$700	$ 922,096
Massachusetts Development Finance Agency, (Boston University), (AGC), 6.00%, 5/15/59	1,105	1,388,709
Massachusetts Development Finance Agency, (College of the Holy Cross):
(AMBAC), 5.25%, 9/1/32	15,900	19,912,683
(AMBAC), 5.25%, 9/1/32(1)	750	939,277
		$ 23,162,765
Insured - Electric Utilities — 1.7%
Chelan County Public Utility District No. 1, WA, (Columbia River), (NPFG), 0.00%, 6/1/23	$6,335	$ 6,212,481
Cleveland, OH, Public Power System Revenue:
(NPFG), 0.00%, 11/15/27	2,750	2,377,072
(NPFG), 0.00%, 11/15/38	1,000	566,020
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/27	5,000	4,406,150
Puerto Rico Electric Power Authority:
(NPFG), 5.25%, 7/1/23	1,095	1,107,406
(NPFG), 5.25%, 7/1/34	375	386,858
		$ 15,055,987

See Notes to Financial Statements.

Eaton Vance
Municipal Bond Fund
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Escrowed/Prerefunded — 2.2%
Bay City Brownfield Redevelopment Authority, MI, (BAM), Prerefunded to 10/1/23, 5.375%, 10/1/38	$500	$ 526,485
Chicago Park District, IL, (BAM), Prerefunded to 1/1/24, 5.00%, 1/1/39(1)	7,390	7,788,543
Livonia Public Schools, MI, (AGM), Prerefunded to 5/1/23, 5.00%, 5/1/43	750	775,425
Louisiana Energy and Power Authority, (AGM), Prerefunded to 6/1/23, 5.25%, 6/1/38	5,640	5,867,066
Massachusetts College Building Authority, (NPFG), Escrowed to Maturity, 0.00%, 5/1/26	1,600	1,457,824
Michigan House of Representatives, (AMBAC), Escrowed to Maturity, 0.00%, 8/15/23	2,615	2,549,207
Westland Tax Increment Finance Authority, MI, (BAM), Prerefunded to 4/1/23, 5.25%, 4/1/34	500	517,790
		$ 19,482,340
Insured - General Obligations — 4.0%
Chicago Park District, IL, (BAM), 5.00%, 1/1/39(1)	$6,210	$ 6,478,645
Cincinnati City School District, OH, (AGM), (FGIC), 5.25%, 12/1/30	4,500	5,542,785
Erie School District, PA, (AMBAC), 0.00%, 9/1/30	1,000	767,450
Irvington Township, NJ, (AGM), 0.00%, 7/15/26	4,165	3,723,135
Massachusetts, (AMBAC), 5.50%, 8/1/30	1,900	2,332,535
Nassau County, NY, (AGM), 5.00%, 4/1/49(1)	11,600	13,389,764
Plain School District, OH, (NPFG), 0.00%, 12/1/27	2,400	2,041,608
Shaler Area School District, PA, (XLCA), 0.00%, 9/1/33	2,550	1,768,017
		$ 36,043,939
Insured - Hospital — 0.0%(3)
Allegheny County Hospital Development Authority, PA, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$250	$ 271,520
		$ 271,520
Insured - Lease Revenue/Certificates of Participation — 0.3%
Essex County Improvement Authority, NJ, (NPFG), 5.50%, 10/1/30	$2,000	$ 2,511,000
New Jersey Economic Development Authority, (School Facilities Construction), (NPFG), 5.50%, 9/1/28	500	582,645
		$ 3,093,645
Insured - Other Revenue — 1.6%
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$19,335	$ 11,056,720
Security	Principal Amount (000's omitted)	Value
Insured - Other Revenue (continued)
New York City Industrial Development Agency, NY, (Queens Baseball Stadium), (AGM), 3.00%, 1/1/46	$2,420	$ 2,128,366
New York City Industrial Development Agency, NY, (Yankee Stadium), (AGM), 3.00%, 3/1/36	1,110	1,052,690
		$ 14,237,776
Insured - Special Tax Revenue — 6.1%
Hamilton County, OH, Sales Tax Revenue:
(AMBAC), 0.00%, 12/1/23	$1,245	$ 1,202,894
(AMBAC), 0.00%, 12/1/24	3,665	3,449,131
Houston, TX, Hotel Occupancy Tax Revenue, (AMBAC), 0.00%, 9/1/24	18,035	16,946,948
Massachusetts, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/29	750	886,538
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 7.00%, 10/1/39	18,000	23,725,440
New Jersey Economic Development Authority, (Motor Vehicle Surcharges):
(AGC), 0.00%, 7/1/26	420	371,948
(AGC), 0.00%, 7/1/27	1,120	958,507
Pennsylvania Turnpike Commission, (AGM), 5.25%, 7/15/30	1,105	1,354,432
Reno, NV, Capital Improvement Revenue, (AGM), 4.00%, 6/1/43	6,000	6,285,720
		$ 55,181,558
Insured - Transportation — 7.4%
Chicago, IL, (O'Hare International Airport):
(AGM), 5.00%, 1/1/28	$2,500	$ 2,559,725
(AGM), 5.00%, 1/1/29	1,260	1,290,101
(AGM), 5.125%, 1/1/30	2,200	2,253,086
(AGM), 5.125%, 1/1/31	1,750	1,790,775
(AGM), 5.25%, 1/1/32	1,115	1,142,005
(AGM), 5.25%, 1/1/33	1,150	1,177,428
E-470 Public Highway Authority, CO:
(NPFG), 0.00%, 9/1/22	7,800	7,760,376
(NPFG), 0.00%, 9/1/39	25,000	11,479,000
Metropolitan Transportation Authority, NY, Green Bonds, (AGM), 4.00%, 11/15/46	5,770	5,958,044
New Jersey Turnpike Authority, (AGM), (BHAC), 5.25%, 1/1/29	1,000	1,191,910
Port Palm Beach District, FL:
(XLCA), 0.00%, 9/1/24	1,605	1,492,490
(XLCA), 0.00%, 9/1/25	1,950	1,752,231
(XLCA), 0.00%, 9/1/26	1,000	868,520

See Notes to Financial Statements.

Eaton Vance
Municipal Bond Fund
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Transportation (continued)
Puerto Rico Highway and Transportation Authority:
(AGC), 5.25%, 7/1/41	$875	$ 927,448
(AGM), 5.00%, 7/1/32	475	478,316
San Joaquin Hills Transportation Corridor Agency, CA, (NPFG), 0.00%, 1/15/25	26,215	24,529,375
		$ 66,650,830
Insured - Water and Sewer — 4.9%
Chicago, IL, Wastewater Transmission Revenue, (NPFG), 0.00%, 1/1/23	$13,670	$ 13,484,498
DeKalb County, GA, Water and Sewerage Revenue, (AGM), 5.25%, 10/1/32(1)	10,000	11,318,000
Erie Sewer Authority, PA, (AMBAC), 0.00%, 12/1/26	1,920	1,659,398
Massachusetts Water Resources Authority:
(AGM), 5.25%, 8/1/35	1,000	1,311,650
(AGM), 5.25%, 8/1/38	1,070	1,444,586
Michigan Finance Authority, (Detroit Water and Sewerage Department):
(AGM), 5.00%, 7/1/31	1,500	1,592,685
(AGM), 5.00%, 7/1/32	2,845	3,015,671
(AGM), 5.00%, 7/1/33	2,435	2,579,420
(AGM), 5.00%, 7/1/35	2,970	3,142,795
(AGM), 5.00%, 7/1/37	2,435	2,575,573
Middlesex County Improvement Authority, NJ, (Perth Amboy), (AMBAC), 0.00%, 9/1/24	2,150	2,033,792
		$ 44,158,068
Lease Revenue/Certificates of Participation — 2.8%
Michigan State Building Authority, 5.00%, 10/15/51(1)	$2,200	$ 2,386,076
North Carolina, Limited Obligation Bonds, 5.00%, 5/1/26(1)	21,250	22,566,438
		$ 24,952,514
Other Revenue — 1.1%
Dallas Area Rapid Transit, TX, Sales Tax Revenue, 5.00%, 12/1/47	$5,000	$ 5,857,150
New York Liberty Development Corp., (7 World Trade Center), Green Bonds, 3.00%, 9/15/43	2,500	2,337,700
New York Liberty Development Corp., (One World Trade Center), 4.00%, 2/15/43	1,500	1,572,825
		$ 9,767,675
Senior Living/Life Care — 1.9%
California Municipal Finance Authority, (HumanGood California Obligated Group), 3.00%, 10/1/46	$4,500	$ 3,980,385
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
California Public Finance Authority, (Enso Village):
Green Bonds, 3.125%, 5/15/29(4)	$410	$ 396,359
Green Bonds, 5.00%, 11/15/46(4)	400	417,992
Clackamas County Hospital Facility Authority, OR, (Rose Villa):
5.125%, 11/15/40	240	251,232
5.25%, 11/15/50	160	167,258
Florida Development Finance Corp., (Mayflower Retirement Community):
4.00%, 6/1/36(4)	1,000	1,023,860
4.00%, 6/1/46(4)	980	976,942
Franklin County, OH, (Friendship Village of Dublin), 5.00%, 11/15/44	525	547,559
Iowa Finance Authority, (Lifespace Communities, Inc.), 5.00%, 5/15/55	2,265	2,350,527
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 5.00%, 10/1/57(4)	310	329,394
Multnomah County Hospital Facilities Authority, OR, (Terwilliger Plaza), 4.00%, 12/1/51	1,155	1,039,939
New Hope Cultural Education Facilities Finance Corp., TX, (Westminster), 4.00%, 11/1/55	1,325	1,325,914
North Carolina Medical Care Commission, (Pennybyrn at Maryfield), 5.00%, 10/1/50	1,000	1,032,110
Palm Beach County Health Facilities Authority, FL, (Lifespace Communities, Inc.), 5.00%, 5/15/53	2,690	2,795,098
South Carolina Jobs-Economic Development Authority, (Kiawah Life Plan Village, Inc.), 8.75%, 7/1/25(4)	330	330,089
Warren County, OH, (Otterbein Homes Obligated Group), 5.75%, 7/1/33	220	230,492
		$ 17,195,150
Special Tax Revenue — 20.5%
Central Puget Sound Regional Transit Authority, WA, Sales Tax and Motor Vehicle Excise Tax Revenue, Green Bonds, 5.00%, 11/1/41(1)	$10,000	$ 11,132,900
Cleveland, OH, Income Tax Revenue:
5.00%, 10/1/39(1)	450	516,407
5.00%, 10/1/43(1)	1,800	2,055,024
Connecticut, Special Tax Obligation, (Transportation Infrastructure), 5.00%, 1/1/31(1)	20,000	20,445,000
Denver City and County, CO, Dedicated Tax Revenue:
4.00%, 8/1/51	13,500	14,409,630
5.00%, 8/1/41(1)	10,000	10,962,800
Franklin County, OH, Sales Tax Revenue:
5.00%, 6/1/38(1)	1,100	1,274,823

See Notes to Financial Statements.

Eaton Vance
Municipal Bond Fund
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Franklin County, OH, Sales Tax Revenue: (continued)
5.00%, 6/1/43(1)	$1,100	$ 1,266,617
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 5.25%, 7/1/33	750	928,432
Massachusetts School Building Authority, Sales Tax Revenue:
5.00%, 8/15/37(1)	20,200	21,988,306
5.00%, 11/15/46(1)	1,500	1,660,845
Massachusetts, (Rail Enhancement and Accelerated Bridge Programs), 5.00%, 6/1/47(1)	2,000	2,236,400
New York City Transitional Finance Authority, NY, Future Tax Revenue:
4.00%, 8/1/37(1)	10,000	10,452,400
4.00%, 8/1/39(1)	5,000	5,211,700
4.00%, 2/1/42	10,000	10,521,100
4.00%, 5/1/42	3,120	3,261,648
5.00%, 2/1/37(1)	4,275	4,286,200
New York Convention Center Development Corp., Hotel Occupancy Tax, 5.00%, 11/15/45(1)	13,000	14,092,780
New York Dormitory Authority, Personal Income Tax Revenue:
4.00%, 3/15/42	2,000	2,126,240
4.00%, 2/15/47	7,000	7,262,990
5.00%, 6/15/31	10,000	10,250,500
New York Dormitory Authority, Sales Tax Revenue:
4.00%, 3/15/46(1)	14,000	14,704,480
5.00%, 3/15/43(1)	6,000	6,745,140
New York State Urban Development Corp., Personal Income Tax Revenue, 4.00%, 3/15/45(1)	2,800	2,962,904
Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue, 5.25%, 12/1/44(1)	3,750	4,386,600
		$ 185,141,866
Transportation — 17.2%
Chicago, IL, (O'Hare International Airport):
4.00%, 1/1/35	$1,610	$ 1,703,396
4.00%, 1/1/37	2,000	2,105,820
5.00%, 1/1/34	1,000	1,061,660
5.00%, 1/1/38	2,105	2,283,651
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport):
5.25%, 11/1/30	3,845	4,030,790
5.25%, 11/1/31	5,940	6,224,170
Delaware River and Bay Authority of Delaware and New Jersey, 4.00%, 1/1/44(1)	8,850	9,549,504
Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Delaware River Joint Toll Bridge Commission of Pennsylvania and New Jersey:
5.00%, 7/1/37(1)	$1,150	$ 1,294,429
5.00%, 7/1/47(1)	4,575	5,116,085
Illinois Toll Highway Authority:
5.00%, 1/1/37(1)	10,000	10,897,100
5.00%, 1/1/41(1)	12,425	13,591,211
Kansas Department of Transportation, 5.00%, 9/1/35(1)	10,000	10,927,400
Metropolitan Transportation Authority, NY, Green Bonds, 4.00%, 11/15/38	1,175	1,208,770
New Jersey Economic Development Authority, (Transit Transportation Project), 4.00%, 11/1/39	1,875	1,940,194
New Jersey Transportation Trust Fund Authority, (Transportation Program):
5.00%, 6/15/38	130	137,251
5.00%, 6/15/44	2,740	3,007,972
New Jersey Transportation Trust Fund Authority, (Transportation System):
5.00%, 12/15/24	10,000	10,684,800
5.25%, 12/15/23	1,000	1,050,910
New Jersey Turnpike Authority:
4.00%, 1/1/51	2,495	2,646,122
5.00%, 1/1/48(1)	10,000	11,339,700
New York Bridge Authority, 4.00%, 1/1/51	3,280	3,476,111
Pennsylvania Turnpike Commission, 4.00%, 12/1/36	1,000	1,055,210
Port Authority of New York and New Jersey:
4.00%, 9/1/43(1)	14,000	14,840,840
5.00%, 12/1/34(1)	16,400	17,249,028
5.00%, 10/15/35(1)	2,675	2,917,917
5.00%, 10/15/42(1)	3,750	4,217,738
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Segment 3C), (AMT), 5.00%, 6/30/58	8,165	8,974,641
Texas Transportation Commission, (Central Texas Turnpike System), 5.00%, 8/15/42	1,765	1,848,943
		$ 155,381,363
Water and Sewer — 13.5%
Atlanta, GA, Water and Wastewater Revenue:
5.00%, 11/1/43(1)	$3,750	$ 4,205,175
5.00%, 11/1/47(1)	5,900	6,584,931
Broward County, FL, Water and Sewer Utility Revenue, 4.00%, 10/1/45	5,500	5,976,740
Charleston, SC, Waterworks and Sewer Revenue, Prerefunded to 1/1/25, 5.00%, 1/1/45(1)	25,000	27,051,750
Dallas, TX, Waterworks and Sewer System Revenue, 5.00%, 10/1/41(1)	15,000	16,693,350

See Notes to Financial Statements.

Eaton Vance
Municipal Bond Fund
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
East Baton Rouge Sewerage Commission, LA, 4.00%, 2/1/45(1)	$10,000	$ 10,564,300
Grand Rapids, MI, Sanitary Sewer System Revenue, 5.00%, 1/1/43(1)	2,500	2,821,750
Metropolitan St. Louis Sewer District, MO:
5.00%, 5/1/35(1)	8,750	9,501,450
5.00%, 5/1/36(1)	7,925	8,608,056
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), (SPA: TD Bank, N.A.), 0.36%, 6/15/49(5)	9,700	9,700,000
Texas Water Development Board:
4.00%, 10/15/47(1)	2,900	3,114,687
5.00%, 10/15/40(1)	15,500	16,990,325
		$ 121,812,514
Total Tax-Exempt Municipal Obligations (identified cost $1,463,955,180)		$1,512,653,083
Total Investments — 169.5% (identified cost $1,481,489,298)		$1,527,776,879
Other Assets, Less Liabilities — (69.5)%		$ (626,484,308)
Net Assets — 100.0%		$ 901,292,571
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1G).
(2)	When-issued security.
(3)	Amount is less than 0.05%.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2022, the aggregate value of these securities is $3,474,636 or 0.4% of the Fund's net assets.
(5)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at March 31, 2022.
At March 31, 2022, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of total investments, is as follows:
New York	16.6%
Others, representing less than 10% individually	82.6%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At March 31, 2022, 18.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 6.3% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
BHAC	– Berkshire Hathaway Assurance Corp.
FGIC	– Financial Guaranty Insurance Company
NPFG	– National Public Finance Guarantee Corp.
PSF	– Permanent School Fund
XLCA	– XL Capital Assurance, Inc.

See Notes to Financial Statements.

Eaton Vance
California Municipal Bond Fund
March 31, 2022
Portfolio of Investments (Unaudited)

Tax-Exempt Mortgage-Backed Securities — 0.6%
Security	Principal Amount (000's omitted)	Value
Housing — 0.6%
California Housing Finance Agency, Municipal Certificates, Series 2021-1, Class A, 3.50%, 11/20/35	$1,552	$ 1,620,890
Total Tax-Exempt Mortgage-Backed Securities (identified cost $1,740,012)		$ 1,620,890

Tax-Exempt Municipal Obligations — 161.8%
Security	Principal Amount (000's omitted)	Value
Education — 10.6%
California Educational Facilities Authority, (Loyola Marymount University):
Green Bonds, 5.00%, 10/1/43	$2,105	$ 2,399,090
Green Bonds, 5.00%, 10/1/48	3,000	3,397,950
California State University, 5.00%, 11/1/41(1)	9,550	10,544,728
University of California, 5.00%, 5/15/46(1)	12,050	13,235,840
		$ 29,577,608
Electric Utilities — 0.8%
Los Angeles Department of Water and Power, CA, Power System Revenue, 5.00%, 7/1/42(1)	$2,000	$ 2,246,980
		$ 2,246,980
Escrowed/Prerefunded — 32.4%
Beverly Hills Public Financing Authority, CA, Water Revenue, Prerefunded to 6/1/22, 5.00%, 6/1/37(1)	$5,725	$ 5,762,155
Burbank Unified School District, CA, (Election of 2013), Prerefunded to 8/1/23, 4.00%, 8/1/31(1)	6,900	7,110,864
California Educational Facilities Authority, (Pepperdine University), Prerefunded to 4/1/26, 5.00%, 10/1/46(1)	6,600	7,304,484
California Health Facilities Financing Authority, (Sutter Health):
Prerefunded to 11/15/26, 5.00%, 11/15/46	3,265	3,675,900
Prerefunded to 11/15/26, 5.00%, 11/15/46(1)	1,225	1,379,166
Contra Costa Community College District, CA, (Election of 2006), Prerefunded to 8/1/23, 5.00%, 8/1/38(1)	9,750	10,175,198
Palomar Community College District, CA, Prerefunded to 8/1/25, 5.00%, 8/1/44(1)	10,000	10,970,500
Rancho California Water District Financing Authority, Prerefunded to 8/15/26, 5.00%, 8/1/46(1)	2,500	2,816,400
Security	Principal Amount (000's omitted)	Value
Escrowed/Prerefunded (continued)
San Bernardino Community College District, CA, Prerefunded to 8/1/23, 4.00%, 8/1/27(1)	$5,775	$ 5,951,484
San Francisco Bay Area Rapid Transit District, CA, Sales Tax Revenue, Prerefunded to 7/1/22, 5.00%, 7/1/36(1)	1,690	1,706,241
San Francisco City and County Public Utilities Commission, CA, Water Revenue, Green Bonds, Prerefunded to 11/1/24, 5.00%, 11/1/45(1)	4,000	4,311,040
San Jose-Evergreen Community College District, CA, (Election of 2010), Prerefunded to 8/1/22, 5.00%, 8/1/37(1)	4,975	5,039,128
Santa Monica Community College District, CA, (Election of 2008), Prerefunded to 8/1/24, 5.00%, 8/1/44(1)	7,500	8,021,700
Torrance Unified School District, CA, (Election of 2008), Prerefunded to 8/1/23, 5.00%, 8/1/35	7,500	7,827,075
Ventura County Community College District, CA, Prerefunded to 8/1/25, 5.00%, 8/1/30(1)	8,000	8,789,920
		$ 90,841,255
General Obligations — 42.7%
Alameda City Unified School District, CA, (Election of 2014), 5.00%, 8/1/42(1)	$1,675	$ 1,893,269
Albany Unified School District, CA, (Election of 2016), 4.00%, 8/1/46	2,665	2,845,740
Berryessa Union School District, CA, (Election of 2014), 5.00%, 8/1/40(1)	7,450	8,383,634
Brisbane School District, CA, (Election of 2020), 3.00%, 8/1/49	1,760	1,608,992
Cabrillo Unified School District, CA, (Election of 2018), 5.00%, 8/1/48	5,000	5,492,150
California:
4.00%, 3/1/46(1)	8,000	8,592,720
4.00%, 4/1/49	1,250	1,357,850
Campbell Union High School District, CA, (Election of 2016), Prerefunded to 8/1/26, 5.00%, 8/1/36(1)	11,250	12,661,650
Chino Valley Unified School District, CA, (Election of 2016), 5.00%, 8/1/55(1)	10,000	11,633,200
Desert Community College District, CA, Prerefunded to 2/1/26, 5.00%, 8/1/36(1)	7,500	8,328,225
El Camino Community College District, CA, (Election of 2012), 5.00%, 8/1/48(1)	10,000	11,596,900
Franklin-McKinley School District, CA, (Election of 2020), 4.00%, 8/1/49	1,000	1,053,390
Gilroy Unified School District, CA, (Election of 2016), 4.00%, 8/1/44	2,500	2,665,425
La Canada Unified School District, CA, (Election of 2017), 5.00%, 8/1/47(1)	3,375	3,914,933

See Notes to Financial Statements.

Eaton Vance
California Municipal Bond Fund
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Long Beach Unified School District, CA, (Election of 2008), 5.00%, 8/1/41(1)	$1,500	$ 1,661,910
Old Adobe Union School District, CA, (Election of 2018), 5.00%, 8/1/48	3,415	3,751,139
Oxnard Union High School District, CA, (Election of 2018), Prerefunded to 8/1/26, 5.00%, 8/1/42(1)	3,000	3,369,810
Palo Alto, CA, (Election of 2008), 5.00%, 8/1/40	1,610	1,614,927
Redding School District, CA, (Election of 2018), 5.00%, 8/1/48	2,645	2,901,935
Robla School District, CA, (Election of 2014), 3.00%, 8/1/53	500	442,635
San Bruno Park School District, CA, (Election of 2018), 5.00%, 8/1/48	2,500	2,741,775
San Diego Unified School District, CA, (Election of 2012), 5.00%, 7/1/47(1)	4,000	4,504,440
San Jose Unified School District, CA, (Election of 2012), 4.00%, 8/1/42(1)	12,000	12,818,160
Santa Rosa High School District, CA, (Election of 2014), 5.00%, 8/1/41	3,495	3,854,076
		$ 119,688,885
Hospital — 16.5%
California Health Facilities Financing Authority, (Adventist Health System/West), 4.00%, 3/1/39	$4,550	$ 4,766,944
California Health Facilities Financing Authority, (City of Hope):
4.00%, 11/15/45(1)	5,000	5,385,100
5.00%, 11/15/32	2,130	2,168,148
5.00%, 11/15/35	3,040	3,093,322
California Health Facilities Financing Authority, (St. Joseph Health System):
5.00%, 7/1/33	5,080	5,285,943
5.00%, 7/1/37	2,380	2,476,485
California Health Facilities Financing Authority, (Sutter Health):
5.00%, 11/15/46	4,735	5,253,388
5.00%, 11/15/46(1)	1,775	1,969,327
California Public Finance Authority, (Hoag Memorial Hospital Presbyterian):
4.00%, 7/15/51(2)	3,500	3,718,295
5.00%, 7/15/46(2)	1,050	1,244,397
California Public Finance Authority, (Sharp HealthCare):
5.00%, 8/1/47	8,445	9,577,643
5.00%, 8/1/47(1)	1,250	1,417,650
		$ 46,356,642
Security	Principal Amount (000's omitted)	Value
Housing — 3.5%
California Municipal Finance Authority, (Caritas), 4.00%, 8/15/51	$435	$ 388,686
California Statewide Communities Development Authority, (University of California, Irvine East Campus Apartments, Phase IV-A-CHF-Irvine, LLC), 5.00%, 5/15/47	5,000	5,448,350
CSCDA Community Improvement Authority, CA, Essential Housing Revenue, 3.00%, 12/1/56(3)	675	517,610
Independent Cities Finance Authority, CA, (Castle Mobile Estates), 3.00%, 5/15/56	1,130	940,894
Independent Cities Finance Authority, CA, (Vista de Santa Barbara Mobilehome Park):
3.00%, 9/15/46	925	816,942
3.00%, 9/15/56	1,980	1,651,181
		$ 9,763,663
Insured - Electric Utilities — 2.5%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$3,740	$ 3,858,259
Sacramento Municipal Utility District, CA, (AMBAC), (BHAC), 5.25%, 7/1/24	3,075	3,198,769
		$ 7,057,028
Insured - General Obligations — 16.0%
Anderson Valley Unified School District, CA, (AGM), 3.00%, 8/1/35	$500	$ 510,775
Bakersfield City School District, CA, (Election of 2016), (BAM), 3.00%, 11/1/51	1,500	1,337,130
Bellevue Union School District, CA, (Election of 2020), (AGM), 3.125%, 8/1/44	400	387,832
Center Joint Unified School District, CA, (Election of 2008), (BAM), 3.00%, 8/1/46	1,000	930,380
Coalinga-Huron Recreation and Park District, CA, (Election of 2016):
(BAM), 3.00%, 8/1/50	750	669,653
(BAM), 4.00%, 8/1/53	1,525	1,604,330
Cotati-Rohnert Park Unified School District, CA, (Election of 2016), (AGM), 5.00%, 8/1/44	3,500	3,850,525
Garvey School District, CA, (Election of 2016):
(AGM), 5.00%, 8/1/45	2,440	2,675,972
(AGM), 5.00%, 8/1/48	1,610	1,765,703
Grass Valley School District, CA, (Election of 2018), (BAM), 5.00%, 8/1/45	3,000	3,299,160
McFarland Unified School District, CA, (Election of 2020), (BAM), 3.00%, 11/1/49	750	685,935
Mountain View School District, CA, (Election of 2016):
(AGM), 4.00%, 8/1/49	1,000	1,053,390
(BAM), 5.00%, 8/1/42	1,145	1,262,145

See Notes to Financial Statements.

Eaton Vance
California Municipal Bond Fund
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - General Obligations (continued)
Mountain View School District, CA, (Election of 2016): (continued)
(BAM), 5.00%, 8/1/45	$1,520	$ 1,671,574
San Diego Unified School District, CA:
(NPFG), 0.00%, 7/1/22	2,300	2,294,388
(NPFG), 0.00%, 7/1/23	5,000	4,895,100
San Mateo County Community College District, CA:
(NPFG), 0.00%, 9/1/22	4,840	4,814,445
(NPFG), 0.00%, 9/1/23	4,365	4,248,542
(NPFG), 0.00%, 9/1/25	3,955	3,674,195
Union Elementary School District, CA, (Election of 1999), (NPFG), 0.00%, 9/1/22	3,200	3,183,744
		$ 44,814,918
Insured - Transportation — 1.1%
San Joaquin Hills Transportation Corridor Agency, CA, (NPFG), 0.00%, 1/15/27	$3,520	$ 3,097,565
		$ 3,097,565
Lease Revenue/Certificates of Participation — 1.1%
California Public Works Board, 5.00%, 11/1/38	$3,045	$ 3,176,544
		$ 3,176,544
Other Revenue — 0.9%
California Community Choice Financing Authority, Green Bonds, 4.00% to 12/1/27 (Put Date), 10/1/52	$2,500	$ 2,644,125
		$ 2,644,125
Senior Living/Life Care — 1.1%
California Municipal Finance Authority, (HumanGood California Obligated Group):
3.00%, 10/1/46	$1,000	$ 884,530
4.00%, 10/1/46	1,500	1,580,880
California Municipal Finance Authority, (Mt. San Antonio Gardens), 4.00%, 11/15/42	360	362,156
California Public Finance Authority, (Enso Village):
Green Bonds, 2.375%, 11/15/28(3)	105	101,949
Green Bonds, 5.00%, 11/15/46(3)	150	156,747
		$ 3,086,262
Special Tax Revenue — 13.5%
Folsom Ranch Financing Authority, CA, (White Rock Springs Ranch):
4.00%, 9/1/40	$175	$ 179,053
4.00%, 9/1/41	180	183,919
4.00%, 9/1/46	365	368,822
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Jurupa Public Financing Authority, CA:
5.00%, 9/1/30	$625	$ 666,112
5.00%, 9/1/32	625	665,812
Los Angeles County Metropolitan Transportation Authority, CA, Sales Tax Revenue, Green Bonds, 5.00%, 7/1/42(1)	10,250	11,467,597
Riverside County Transportation Commission, CA, Sales Tax Revenue, Prerefunded to 6/1/23, 5.25%, 6/1/39(1)	6,285	6,542,434
San Bernardino County Transportation Authority, CA, Sales Tax Revenue, 5.25%, 3/1/40(1)	10,375	10,970,629
San Francisco Bay Area Rapid Transit District, CA, Sales Tax Revenue, Prerefunded to 7/1/22, 5.00%, 7/1/36(1)	4,560	4,603,822
San Luis Obispo Community Facilities District No. 2019-1, CA, (San Luis Ranch), 4.00%, 9/1/51	650	653,042
Woodland Community Facilities District No. 2004-1, CA, 4.00%, 9/1/46	1,500	1,602,750
		$ 37,903,992
Transportation — 5.0%
Long Beach, CA, Harbor Revenue, 5.00%, 5/15/42(1)	$7,500	$ 8,067,000
Riverside County Transportation Commission, CA, 4.00%, 6/1/46	535	556,951
San Francisco City and County Airport Commission, CA, (San Francisco International Airport), (AMT), 5.00%, 5/1/45	5,000	5,516,900
		$ 14,140,851
Water and Sewer — 14.1%
Eastern Municipal Water District Financing Authority, CA, 5.25%, 7/1/42(1)	$9,000	$ 10,345,500
Los Angeles Department of Water and Power, CA, Water System Revenue, 5.00%, 7/1/39(1)	10,000	10,645,100
Los Angeles, CA, Wastewater System Revenue, 5.00%, 6/1/43(1)	7,500	7,754,175
Orange County Sanitation District, CA, Wastewater Revenue, 5.00%, 2/1/35(1)	10,000	10,662,600
		$ 39,407,375
Total Tax-Exempt Municipal Obligations (identified cost $444,192,042)		$ 453,803,693

See Notes to Financial Statements.

Eaton Vance
California Municipal Bond Fund
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Taxable Municipal Obligations — 7.0%
Security	Principal Amount (000's omitted)	Value
Education — 1.0%
California Municipal Finance Authority, (Albert Einstein Academies), 3.75%, 8/1/31(3)	$1,345	$ 1,269,370
California State University, 3.065%, 11/1/42	1,815	1,595,712
		$ 2,865,082
General Obligations — 2.1%
Monterey Peninsula Community College District, CA, (Election of 2020):
2.861%, 8/1/46	$1,000	$ 887,830
2.951%, 8/1/51	1,400	1,225,980
Ohlone Community College District, CA, 2.443%, 8/1/35	535	496,239
Robla School District, CA, 2.602%, 8/1/40	615	556,981
Santa Maria-Bonita School District, CA, 3.071%, 8/1/39	2,000	1,885,820
Tustin Unified School District, CA, 2.649%, 8/1/42	1,125	948,533
		$ 6,001,383
Housing — 0.3%
Independent Cities Finance Authority, CA, (Vista de Santa Barbara Mobilehome Park), 4.50%, 9/15/56	$1,000	$ 874,690
		$ 874,690
Insured - General Obligations — 1.9%
Palmdale School District, CA, (AGM), 2.948%, 8/1/47	$5,000	$ 4,419,500
Sanger Unified School District, CA, (BAM), 2.834%, 8/1/44	1,250	1,054,650
		$ 5,474,150
Other Revenue — 1.3%
Central Marin Police Authority, CA, 3.101%, 2/1/41	$1,000	$ 891,870
Corte Madera, CA, Pension Obligation Bonds, 3.257%, 6/1/45	940	874,003
National City, CA, Pension Obligation Bonds, 3.423%, 11/1/42	2,000	1,750,900
		$ 3,516,773
Transportation — 0.4%
Los Angeles Department of Airports, CA, (Los Angeles International Airport), 1.963%, 5/15/33	$675	$ 573,655
Security	Principal Amount (000's omitted)	Value
Transportation (continued)
San Jose, CA, Airport Revenue, 2.31%, 3/1/30	$500	$ 462,235
$ 1,035,890
Total Taxable Municipal Obligations (identified cost $22,201,195)		$ 19,767,968
Total Investments — 169.4% (identified cost $468,133,249)		$ 475,192,551
Other Assets, Less Liabilities — (69.4)%		$ (194,646,187)
Net Assets — 100.0%		$ 280,546,364
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.
(2)	When-issued security.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2022, the aggregate value of these securities is $2,045,676 or 0.7% of the Fund's net assets.
The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At March 31, 2022, 12.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.7% to 6.3% of total investments.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
BHAC	– Berkshire Hathaway Assurance Corp.
NPFG	– National Public Finance Guarantee Corp.

See Notes to Financial Statements.

Eaton Vance
New York Municipal Bond Fund
March 31, 2022
Portfolio of Investments (Unaudited)

Corporate Bonds — 0.5%
Security	Principal Amount (000's omitted)	Value
Hospital — 0.5%
Montefiore Obligated Group, 4.287%, 9/1/50	$1,350	$ 1,159,370
Total Corporate Bonds (identified cost $1,350,000)		$ 1,159,370

Tax-Exempt Municipal Obligations — 149.9%
Security	Principal Amount (000's omitted)	Value
Education — 15.6%
Build NYC Resource Corp., NY, (Academic Leadership Charter School), 4.00%, 6/15/36	$200	$ 209,850
Dutchess County Local Development Corp., NY, (Culinary Institute of America):
4.00%, 7/1/38	250	259,913
4.00%, 7/1/39	100	103,711
4.00%, 7/1/40	100	103,620
Hempstead Local Development Corp., NY, (Hofstra University), 3.00%, 7/1/51	3,000	2,523,030
Monroe County Industrial Development Corp., NY, (True North Rochester Preparatory Charter School):
5.00%, 6/1/50(1)	705	763,804
5.00%, 6/1/59(1)	1,150	1,238,320
New York City Cultural Resources Trust, NY, (The Juilliard School), 5.00%, 1/1/38	600	692,766
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/38(2)	2,000	2,307,440
New York Dormitory Authority, (New York University):
4.00%, 7/1/38	1,225	1,339,366
4.00%, 7/1/46	2,000	2,158,180
5.00%, 7/1/39(2)	2,000	2,311,540
New York Dormitory Authority, (Rockefeller University):
4.00%, 7/1/49(2)	10,000	10,563,100
5.00%, 7/1/34	100	100,961
New York Dormitory Authority, (The New School), 5.00%, 7/1/42	650	742,787
Onondaga County Cultural Resources Trust, NY, (Syracuse University), 4.00%, 12/1/47(2)	7,000	7,333,830
Yonkers Economic Development Corp., NY, (Lamartine/Warburton, LLC - Charter School of Educational Excellence):
5.00%, 10/15/39	395	417,562
5.00%, 10/15/49	80	83,516
Security	Principal Amount (000's omitted)	Value
Education (continued)
Yonkers Economic Development Corp., NY, (Lamartine/Warburton, LLC - Charter School of Educational Excellence): (continued)
5.00%, 10/15/54	$120	$ 124,883
		$ 33,378,179
Electric Utilities — 10.0%
Long Island Power Authority, NY, Electric System Revenue:
4.00%, 9/1/41	$2,300	$ 2,464,634
5.00%, 9/1/37	1,500	1,718,670
New York Power Authority:
Green Bonds, 4.00%, 11/15/50	2,765	2,925,453
Green Bonds, 4.00%, 11/15/55(2)	9,000	9,485,910
Utility Debt Securitization Authority, NY:
5.00%, 12/15/33	2,895	3,045,279
5.00%, 12/15/36(2)	1,675	1,842,333
		$ 21,482,279
Escrowed/Prerefunded — 11.3%
Geneva Development Corp., NY, (Hobart and William Smith Colleges):
Prerefunded to 9/1/22, 5.00%, 9/1/32	$1,935	$ 1,965,399
Prerefunded to 9/1/23, 5.00%, 9/1/30	200	209,032
Prerefunded to 9/1/23, 5.00%, 9/1/32	200	209,032
Prerefunded to 9/1/23, 5.00%, 9/1/33	105	109,742
Prerefunded to 9/1/23, 5.00%, 9/1/34	200	209,032
New York Dormitory Authority, Sales Tax Revenue, Prerefunded to 3/15/23, 5.00%, 3/15/34	7,620	7,869,021
Onondaga County Cultural Resources Trust, NY, (Syracuse University), Prerefunded to 12/1/23, 5.00%, 12/1/38	3,820	4,021,620
Sales Tax Asset Receivable Corp., NY, Prerefunded to 10/15/24, 5.00%, 10/15/30(2)	8,900	9,579,426
		$ 24,172,304
General Obligations — 8.3%
East Meadow Union Free School District, NY, 2.00%, 6/15/35	$985	$ 849,592
New York City, NY:
4.00%, 8/1/34	1,170	1,240,048
4.00%, 12/1/41	530	567,837
5.00%, 8/1/34(2)	10,000	10,413,300
New York, NY, (SPA: Barclays Bank PLC), 0.43%, 10/1/46(3)	2,000	2,000,000
Washingtonville Central School District, NY:
0.05%, 6/15/35	950	620,549

See Notes to Financial Statements.

Eaton Vance
New York Municipal Bond Fund
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Washingtonville Central School District, NY: (continued)
0.05%, 6/15/36	$950	$ 596,505
0.05%, 6/15/37	950	576,289
0.05%, 6/15/38	950	555,816
0.05%, 6/15/39	695	392,029
		$ 17,811,965
Hospital — 8.4%
Brookhaven Local Development Corp., NY, (Long Island Community Hospital):
3.375%, 10/1/40	$1,500	$ 1,362,315
4.00%, 10/1/45	500	507,330
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 4.00%, 11/1/47	2,200	2,192,982
New York Dormitory Authority, (Catholic Health System Obligated Group), 4.00%, 7/1/40	635	591,439
New York Dormitory Authority, (Maimonides Medical Center), 3.00%, 2/1/50	1,975	1,798,692
New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), 5.00%, 7/1/42	1,500	1,689,165
New York Dormitory Authority, (Montefiore Obligated Group), 4.00%, 8/1/36	4,135	4,208,603
New York Dormitory Authority, (NYU Langone Hospitals Obligated Group), 4.00%, 7/1/53	1,500	1,552,395
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/45(1)	3,800	4,115,970
		$ 18,018,891
Housing — 6.2%
New York City Housing Development Corp., NY:
2.75%, 5/1/51	$3,000	$ 2,412,270
3.40%, 11/1/39	1,000	992,730
3.55%, 11/1/44	1,115	1,103,214
3.70%, 11/1/38	850	855,627
3.80%, 11/1/43	1,675	1,687,948
4.05%, 11/1/41	2,030	2,074,964
New York Housing Finance Agency:
(FHLMC), (FNMA), (GNMA), 3.20%, 11/1/46	1,075	985,023
(FHLMC), (FNMA), (GNMA), 4.00%, 11/1/42	500	511,085
(FNMA), 3.95%, 11/1/37	1,000	1,026,430
Westchester County Local Development Corp., NY, (Purchase Housing Corp. II), 5.00%, 6/1/47	1,500	1,579,185
		$ 13,228,476
Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue — 3.0%
Build NYC Resource Corp., NY, (Pratt Paper (NY), Inc.), (AMT), 4.50%, 1/1/25(1)	$755	$ 777,907
New York Liberty Development Corp., (Goldman Sachs Group, Inc.):
5.25%, 10/1/35	895	1,099,221
5.50%, 10/1/37	1,440	1,841,731
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment), (AMT), 4.375%, 10/1/45	2,665	2,733,197
		$ 6,452,056
Insured - Education — 0.8%
New York Dormitory Authority, (City University), (AMBAC), 5.25%, 7/1/30	$75	$ 81,495
New York Dormitory Authority, (CUNY Student Housing), (AMBAC), (BAM), 5.50%, 7/1/35	1,345	1,675,789
		$ 1,757,284
Insured - Escrowed/Prerefunded — 0.8%
New York Dormitory Authority, (Educational Housing Services CUNY Student Housing), (AMBAC), Escrowed to Maturity, 5.25%, 7/1/23	$1,750	$ 1,824,970
		$ 1,824,970
Insured - General Obligations — 10.0%
East Northport Fire District, NY:
(AGC), 4.50%, 11/1/22	$200	$ 200,470
(AGC), 4.50%, 11/1/23	200	200,414
Nassau County, NY:
(AGM), 4.00%, 4/1/44	2,750	2,965,573
(AGM), 5.00%, 7/1/42	1,000	1,144,730
(AGM), 5.00%, 4/1/43(2)	10,000	11,557,300
Oyster Bay, NY, (AGM), 4.00%, 8/1/28	4,585	4,625,348
Yonkers, NY, (AGM), 2.00%, 2/15/41	1,000	796,570
		$ 21,490,405
Insured - Housing — 1.0%
Amherst Development Corp., NY, (Flint Village/Creekside Village), (BAM), 4.00%, 10/1/42	$2,000	$ 2,148,380
		$ 2,148,380
Insured - Lease Revenue/Certificates of Participation — 2.1%
Ulster County Resource Recovery Agency, NY, Solid Waste System:
(AMBAC), 0.00%, 3/1/23	$1,090	$ 1,072,386

See Notes to Financial Statements.

Eaton Vance
New York Municipal Bond Fund
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Lease Revenue/Certificates of Participation (continued)
Ulster County Resource Recovery Agency, NY, Solid Waste System: (continued)
(AMBAC), 0.00%, 3/1/25	$3,635	$ 3,402,796
		$ 4,475,182
Insured - Other Revenue — 2.3%
New York City Industrial Development Agency, NY, (Queens Baseball Stadium), (AGM), 3.00%, 1/1/46	$4,785	$ 4,208,360
New York City Industrial Development Agency, NY, (Yankee Stadium), (AGM), 3.00%, 3/1/40	785	720,253
		$ 4,928,613
Insured - Transportation — 5.1%
Metropolitan Transportation Authority, NY:
Green Bonds, (AGM), 4.00%, 11/15/46	$1,440	$ 1,486,930
Green Bonds, (AGM), 4.00%, 11/15/48(2)	7,120	7,345,562
New York Thruway Authority, (AGM), 3.00%, 1/1/46	2,340	2,154,929
		$ 10,987,421
Lease Revenue/Certificates of Participation — 4.1%
Hudson Yards Infrastructure Corp., NY, 5.00%, 2/15/42(2)	$8,000	$ 8,888,480
		$ 8,888,480
Other Revenue — 8.0%
Build NYC Resource Corp., NY, (Children's Aid Society), 4.00%, 7/1/49	$1,400	$ 1,490,986
New York City Transitional Finance Authority, NY, (Building Aid):
5.00%, 7/15/32(2)	10,000	10,875,200
5.00%, 7/15/37(2)	2,200	2,520,276
New York Liberty Development Corp., (7 World Trade Center), Green Bonds, 3.00%, 9/15/43	1,000	935,080
New York Thruway Authority, Personal Income Tax Revenue, 3.00%, 3/15/49	1,500	1,350,645
		$ 17,172,187
Senior Living/Life Care — 2.7%
Brookhaven Local Development Corp., NY, (Jefferson's Ferry):
4.00%, 11/1/45	$600	$ 631,524
5.00%, 11/1/24	190	203,572
5.25%, 11/1/25	325	358,686
5.25%, 11/1/26	200	225,120
5.25%, 11/1/28	50	56,231
5.25%, 11/1/29	180	201,848
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Brookhaven Local Development Corp., NY, (Jefferson's Ferry): (continued)
5.25%, 11/1/36	$970	$ 1,077,961
Southold Local Development Corp., NY, (Peconic Landing at Southold, Inc.), 4.00%, 12/1/45	25	25,187
Westchester County Local Development Corp., NY, (Kendal on Hudson):
5.00%, 1/1/28	1,090	1,111,233
5.00%, 1/1/34	630	640,634
Westchester County Local Development Corp., NY, (Miriam Osborn Memorial Home Association), 5.00%, 7/1/42	1,200	1,299,204
		$ 5,831,200
Special Tax Revenue — 23.3%
Metropolitan Transportation Authority, NY, Dedicated Tax Revenue, 5.00%, 11/15/31(2)	$10,000	$ 10,190,300
New York City Transitional Finance Authority, NY, Future Tax Revenue:
3.00%, 11/1/47	1,000	920,230
4.00%, 8/1/41	3,750	3,932,250
4.00%, 5/1/42	5,430	5,676,522
4.00%, 8/1/42	2,100	2,182,677
4.00%, 5/1/44	2,040	2,116,500
4.00%, 11/1/45	2,710	2,812,872
New York Dormitory Authority, Personal Income Tax Revenue:
4.00%, 3/15/47(2)	10,000	10,407,400
5.00%, 6/15/31(2)	9,250	9,481,712
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/43(2)	2,000	2,248,380
		$ 49,968,843
Transportation — 22.0%
Metropolitan Transportation Authority, NY, Green Bonds, 4.75%, 11/15/45	$1,205	$ 1,300,267
Nassau County Bridge Authority, NY:
5.00%, 10/1/35	1,915	1,921,013
5.00%, 10/1/40	365	366,146
New York Bridge Authority:
4.00%, 1/1/39	270	292,442
4.00%, 1/1/40	325	351,458
4.00%, 1/1/41	200	215,494
New York Thruway Authority:
4.00%, 1/1/36	2,500	2,634,550
4.00%, 1/1/46(2)	10,000	10,430,800
4.00%, 1/1/50	2,625	2,712,780

See Notes to Financial Statements.

Eaton Vance
New York Municipal Bond Fund
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment):
(AMT), 4.00%, 7/1/33	$835	$ 859,658
(AMT), 5.25%, 1/1/50	3,240	3,390,822
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport):
4.00%, 12/1/41	3,825	3,953,329
5.00%, 12/1/36	480	535,771
(AMT), 4.00%, 12/1/40	100	101,705
Port Authority of New York and New Jersey:
4.00%, 7/15/41	2,000	2,129,820
5.00%, 12/1/34(2)	820	862,452
5.00%, 10/15/35(2)	8,000	8,726,480
5.00%, 10/15/36(2)	1,200	1,358,196
(AMT), 4.00%, 9/1/43(2)	5,000	5,173,800
		$ 47,316,983
Water and Sewer — 4.9%
New York City Municipal Water Finance Authority, NY, (Water and Sewer System):
4.00%, 6/15/52	$3,000	$ 3,176,100
5.00%, 6/15/46(2)	2,000	2,201,080
(SPA: TD Bank, N.A.), 0.36%, 6/15/43(3)	2,800	2,800,000
Suffolk County Water Authority, NY, 5.00%, 6/1/36(2)	2,000	2,326,000
		$ 10,503,180
Total Tax-Exempt Municipal Obligations (identified cost $322,219,164)		$ 321,837,278

Taxable Municipal Obligations — 1.0%
Security	Principal Amount (000's omitted)	Value
Education — 1.0%
Build NYC Resource Corp., NY, (New World Preparatory Charter School), 4.375%, 6/15/25	$240	$ 231,862
New York Dormitory Authority, (Iona College), 4.127%, 7/1/49	2,000	1,821,680
Total Taxable Municipal Obligations (identified cost $2,240,000)		$ 2,053,542

Trust Units — 0.7%
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue — 0.7%
PRIFA Class 61 Trust, Class 2036 (2005A CABs) (taxable), 0.00%, 7/1/36	$3,000	$ 1,483,560
Total Trust Units (identified cost $1,313,230)		$ 1,483,560
Total Investments — 152.1% (identified cost $327,122,394)		$ 326,533,750
Other Assets, Less Liabilities — (52.1)%		$ (111,904,284)
Net Assets — 100.0%		$ 214,629,466
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2022, the aggregate value of these securities is $6,896,001 or 3.2% of the Fund's net assets.
(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at March 31, 2022.
The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At March 31, 2022, 14.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 11.3% of total investments.

See Notes to Financial Statements.

Eaton Vance
New York Municipal Bond Fund
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
PRIFA	– Puerto Rico Infrastructure Financing Authority
SPA	– Standby Bond Purchase Agreement

See Notes to Financial Statements.

Eaton Vance
Municipal Bond Funds
March 31, 2022
Statements of Assets and Liabilities (Unaudited)

	March 31, 2022
	Municipal Fund	California Fund	New York Fund
Assets
Investments:
Identified cost	$ 1,481,489,298	$ 468,133,249	$ 327,122,394
Unrealized appreciation (depreciation)	46,287,581	7,059,302	(588,644)
Investments, at value	$1,527,776,879	$475,192,551	$326,533,750
Cash	$ 13,901,944	$ 8,132,880	$ 1,331,555
Interest receivable	17,775,546	4,571,944	3,795,789
Receivable for investments sold	15,725,000	6,818,487	1,225,000
Total assets	$1,575,179,369	$494,715,862	$332,886,094
Liabilities
Payable for floating rate notes issued	$ 644,086,035	$ 208,553,000	$ 117,764,643
Due to broker for floating rate notes redeemed	12,580,000	—	—
Payable for when-issued securities	14,967,917	4,924,469	—
Payable to affiliate:
Investment adviser fee	808,120	253,820	173,526
Interest expense and fees payable	1,224,730	341,853	231,910
Accrued expenses	219,996	96,356	86,549
Total liabilities	$ 673,886,798	$214,169,498	$118,256,628
Net Assets	$ 901,292,571	$280,546,364	$214,629,466
Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized	$ 719,532	$ 249,943	$ 181,183
Additional paid-in capital	892,760,635	311,794,508	229,440,189
Distributable earnings (accumulated loss)	7,812,404	(31,498,087)	(14,991,906)
Net Assets	$ 901,292,571	$280,546,364	$214,629,466
Common Shares Issued and Outstanding	71,953,184	24,994,339	18,118,294
Net Asset Value Per Common Share
Net assets ÷ common shares issued and outstanding	$ 12.53	$ 11.22	$ 11.85

See Notes to Financial Statements.

Eaton Vance
Municipal Bond Funds
March 31, 2022
Statements of Operations (Unaudited)

	Six Months Ended March 31, 2022
	Municipal Fund	California Fund	New York Fund
Investment Income
Interest income	$ 27,050,522	$ 8,065,063	$ 5,518,294
Total investment income	$ 27,050,522	$ 8,065,063	$ 5,518,294
Expenses
Investment adviser fee	$ 4,908,238	$ 1,535,616	$ 1,069,926
Trustees’ fees and expenses	41,207	13,075	9,128
Custodian fee	120,564	37,664	29,629
Transfer and dividend disbursing agent fees	9,734	9,078	9,128
Legal and accounting services	66,064	43,668	42,181
Printing and postage	31,760	4,254	9,704
Interest expense and fees	2,143,611	685,414	397,497
Miscellaneous	50,964	23,372	23,425
Total expenses	$ 7,372,142	$ 2,352,141	$ 1,590,618
Net investment income	$ 19,678,380	$ 5,712,922	$ 3,927,676
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ (1,120,877)	$ (1,992,763)	$ (2,216,443)
Disposal of investments in violation of restrictions and net increase from payment by affiliate	0	—	—
Net realized loss	$ (1,120,877)	$ (1,992,763)	$ (2,216,443)
Change in unrealized appreciation (depreciation):
Investments	$ (99,975,838)	$ (28,790,292)	$ (23,545,167)
Net change in unrealized appreciation (depreciation)	$ (99,975,838)	$(28,790,292)	$(23,545,167)
Net realized and unrealized loss	$(101,096,715)	$(30,783,055)	$(25,761,610)
Net decrease in net assets from operations	$ (81,418,335)	$(25,070,133)	$(21,833,934)

See Notes to Financial Statements.

Eaton Vance
Municipal Bond Funds
March 31, 2022
Statements of Changes in Net Assets

	Six Months Ended March 31, 2022 (Unaudited)
	Municipal Fund	California Fund	New York Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 19,678,380	$ 5,712,922	$ 3,927,676
Net realized loss	(1,120,877)	(1,992,763)	(2,216,443)
Net change in unrealized appreciation (depreciation)	(99,975,838)	(28,790,292)	(23,545,167)
Net decrease in net assets from operations	$ (81,418,335)	$ (25,070,133)	$ (21,833,934)
Distributions to common shareholders	$ (21,111,064)	$ (6,018,637)	$ (3,984,213)
Net decrease in net assets	$ (102,529,399)	$ (31,088,770)	$ (25,818,147)
Net Assets
At beginning of period	$1,003,821,970	$ 311,635,134	$ 240,447,613
At end of period	$ 901,292,571	$280,546,364	$214,629,466

See Notes to Financial Statements.

Eaton Vance
Municipal Bond Funds
March 31, 2022
Statements of Changes in Net Assets — continued

Year Ended September 30, 2021
	Municipal Fund	California Fund	New York Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 42,699,032	$ 12,571,740	$ 8,906,441
Net realized gain	5,541,586	667,567	611,044
Net change in unrealized appreciation (depreciation)	(12,825,827)	(5,398,300)	110,315
Net increase in net assets from operations	$ 35,414,791	$ 7,841,007	$ 9,627,800
Distributions to common shareholders	$ (42,826,531)	$ (12,567,154)	$ (9,015,482)
Tax return of capital to common shareholders	$ —	$ —	$ (206,730)
Net increase (decrease) in net assets	$ (7,411,740)	$ (4,726,147)	$ 405,588
Net Assets
At beginning of year	$ 1,011,233,710	$ 316,361,281	$ 240,042,025
At end of year	$1,003,821,970	$311,635,134	$240,447,613

See Notes to Financial Statements.

Eaton Vance
Municipal Bond Funds
March 31, 2022
Statements of Cash Flows (Unaudited)

	Six Months Ended March 31, 2022
	Municipal Fund	California Fund	New York Fund
Cash Flows From Operating Activities
Net decrease in net assets from operations	$ (81,418,335)	$ (25,070,133)	$ (21,833,934)
Adjustments to reconcile net decrease in net assets from operations to net cash provided by operating activities:
Investments purchased	(196,935,662)	(32,918,047)	(58,061,760)
Investments sold	235,023,002	45,975,001	67,522,959
Net amortization/accretion of premium (discount)	3,681,125	1,880,137	1,284,967
Decrease in interest receivable	262,007	273,498	133,423
Decrease in payable to affiliate for investment adviser fee	(31,430)	(4,493)	(8,740)
Increase (decrease) in interest expense and fees payable	(25,233)	42,112	10,520
Decrease in accrued expenses	(139,595)	(64,421)	(52,476)
Net change in unrealized (appreciation) depreciation from investments	99,975,838	28,790,292	23,545,167
Net realized loss from investments	1,120,877	1,992,763	2,216,443
Net cash provided by operating activities	$ 61,512,594	$ 20,896,709	$ 14,756,569
Cash Flows From Financing Activities
Cash distributions paid to common shareholders	$ (21,111,064)	$ (6,018,637)	$ (3,984,213)
Repayment of secured borrowings	(28,240,000)	—	(7,860,000)
Decrease in due to custodian	—	(6,745,192)	(1,580,801)
Net cash used in financing activities	$ (49,351,064)	$(12,763,829)	$(13,425,014)
Net increase in cash	$ 12,161,530	$ 8,132,880	$ 1,331,555
Cash at beginning of period	$ 1,740,414	$ —	$ —
Cash at end of period	$ 13,901,944	$ 8,132,880	$ 1,331,555
Supplemental disclosure of cash flow information:
Cash paid for interest and fees	$ 2,168,844	$ 643,302	$ 386,977

See Notes to Financial Statements.

Eaton Vance
Municipal Bond Funds
March 31, 2022
Financial Highlights

	Municipal Fund
		Year Ended September 30,
	Six Months Ended March 31, 2022 (Unaudited)	2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 13.950	$ 14.050	$ 13.980	$ 12.940	$ 13.740	$ 14.480
Income (Loss) From Operations
Net investment income(1)	$ 0.273	$ 0.593	$ 0.571	$ 0.522	$ 0.573	$ 0.640
Net realized and unrealized gain (loss)	(1.400)	(0.098)	0.033	0.982	(0.785)	(0.739)
Total income (loss) from operations	$ (1.127)	$ 0.495	$ 0.604	$ 1.504	$ (0.212)	$ (0.099)
Less Distributions
From net investment income	$ (0.293)	$ (0.595)	$ (0.563)	$ (0.517)	$ (0.572)	$ (0.641)
Tax return of capital	—	—	—	—	(0.016)	—
Total distributions	$ (0.293)	$ (0.595)	$ (0.563)	$ (0.517)	$ (0.588)	$ (0.641)
Anti-dilutive effect of share repurchase program (see Note 5)(1)	$ —	$ —	$ —	$ 0.022	$ —	$ —
Discount on tender offer(1)	$ —	$ —	$ 0.029	$ 0.031	$ —	$ —
Net asset value — End of period	$ 12.530	$ 13.950	$ 14.050	$ 13.980	$ 12.940	$ 13.740
Market value — End of period	$ 11.500	$ 13.380	$ 13.170	$ 12.960	$ 11.530	$ 12.680
Total Investment Return on Net Asset Value(2)	(8.09)% (3)	3.75%	4.99%	12.72%	(1.09)%	(0.19)%
Total Investment Return on Market Value(2)	(12.06)% (3)	6.16%	6.15%	17.28%	(4.50)%	(2.08)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$901,293	$1,003,822	$1,011,234	$1,114,236	$881,990	$936,652
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.07% (4)	1.09%	1.13%	1.11%	1.07%	1.07%
Interest and fee expense(5)	0.44% (4)	0.41%	1.05%	1.51%	1.25%	0.93%
Total expenses	1.51% (4)	1.50%	2.18%	2.62%	2.32%	2.00%
Net investment income	4.03% (4)	4.18%	4.09%	3.89%	4.29%	4.67%
Portfolio Turnover	13% (3)	10%	7%	18%	17%	6%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund's dividend reinvestment plan.
(3)	Not annualized.
(4)	Annualized.
(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1G).

See Notes to Financial Statements.

Eaton Vance
Municipal Bond Funds
March 31, 2022
Financial Highlights — continued

	California Fund
		Year Ended September 30,
	Six Months Ended March 31, 2022 (Unaudited)	2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 12.470	$ 12.660	$ 12.570	$ 11.780	$ 12.450	$ 13.050
Income (Loss) From Operations
Net investment income(1)	$ 0.229	$ 0.503	$ 0.473	$ 0.438	$ 0.482	$ 0.566
Net realized and unrealized gain (loss)	(1.238)	(0.190)	0.080	0.802	(0.641)	(0.582)
Total income (loss) from operations	$ (1.009)	$ 0.313	$ 0.553	$ 1.240	$ (0.159)	$ (0.016)
Less Distributions
From net investment income	$ (0.241)	$ (0.503)	$ (0.463)	$ (0.454)	$ (0.511)	$ (0.584)
Tax return of capital	—	—	—	(0.020)	—	—
Total distributions	$ (0.241)	$ (0.503)	$ (0.463)	$ (0.474)	$ (0.511)	$ (0.584)
Anti-dilutive effect of share repurchase program (see Note 5)(1)	$ —	$ —	$ —	$ 0.024	$ —	$ —
Net asset value — End of period	$ 11.220	$ 12.470	$ 12.660	$ 12.570	$ 11.780	$ 12.450
Market value — End of period	$ 10.040	$ 11.940	$ 11.360	$ 11.330	$ 9.960	$ 12.040
Total Investment Return on Net Asset Value(2)	(7.98)% (3)	2.78%	4.93%	11.54%	(0.79)%	0.27%
Total Investment Return on Market Value(2)	(14.08)% (3)	9.67%	4.46%	18.91%	(13.26)%	(6.67)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$280,546	$311,635	$316,361	$314,277	$251,940	$266,346
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.10% (4)	1.11%	1.12%	1.15%	1.16%	1.15%
Interest and fee expense(5)	0.45% (4)	0.40%	1.00%	1.59%	1.41%	1.01%
Total expenses	1.55% (4)	1.51%	2.12%	2.74%	2.57%	2.16%
Net investment income	3.77% (4)	3.96%	3.76%	3.61%	3.99%	4.55%
Portfolio Turnover	8% (3)	19%	20%	17%	24%	19%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund's dividend reinvestment plan.
(3)	Not annualized.
(4)	Annualized.
(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1G).

See Notes to Financial Statements.

Eaton Vance
Municipal Bond Funds
March 31, 2022
Financial Highlights — continued

	New York Fund
		Year Ended September 30,
	Six Months Ended March 31, 2022 (Unaudited)	2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 13.270	$ 13.250	$ 13.480	$ 12.770	$ 13.610	$ 14.290
Income (Loss) From Operations
Net investment income(1)	$ 0.217	$ 0.492	$ 0.490	$ 0.476	$ 0.539	$ 0.599
Net realized and unrealized gain (loss)	(1.417)	0.037	(0.236)	0.745	(0.815)	(0.661)
Total income (loss) from operations	$ (1.200)	$ 0.529	$ 0.254	$ 1.221	$ (0.276)	$ (0.062)
Less Distributions
From net investment income	$ (0.220)	$ (0.498)	$ (0.484)	$ (0.497)	$ (0.564)	$ (0.618)
Tax return of capital	—	(0.011)	—	(0.014)	—	—
Total distributions	$ (0.220)	$ (0.509)	$ (0.484)	$ (0.511)	$ (0.564)	$ (0.618)
Net asset value — End of period	$ 11.850	$ 13.270	$ 13.250	$ 13.480	$ 12.770	$ 13.610
Market value — End of period	$ 10.480	$ 12.270	$ 11.800	$ 12.440	$ 11.060	$ 12.930
Total Investment Return on Net Asset Value(2)	(9.00)% (3)	4.34%	2.37%	10.25%	(1.50)%	0.02%
Total Investment Return on Market Value(2)	(12.94)% (3)	8.30%	(1.21)%	17.47%	(10.20)%	(5.18)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$214,629	$240,448	$240,042	$244,319	$199,929	$213,185
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.02% (4)	1.06%	1.09%	1.10%	1.19%	1.22%
Interest and fee expense(5)	0.34% (4)	0.35%	0.93%	1.38%	1.35%	0.94%
Total expenses	1.36% (4)	1.41%	2.02%	2.48%	2.54%	2.16%
Net investment income	3.35% (4)	3.65%	3.68%	3.63%	4.10%	4.41%
Portfolio Turnover	17% (3)	15%	31%	25%	15%	10%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund's dividend reinvestment plan.
(3)	Not annualized.
(4)	Annualized.
(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1G).

See Notes to Financial Statements.

Eaton Vance
Municipal Bond Funds
March 31, 2022
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Municipal Bond Fund (Municipal Fund), Eaton Vance California Municipal Bond Fund (California Fund) and Eaton Vance New York Municipal Bond Fund (New York Fund), (each individually referred to as the Fund, and collectively, the Funds), are Massachusetts business trusts registered under the Investment Company Act of 1940, as amended (the 1940 Act), as non-diversified, closed-end management investment companies. The Funds' investment objective is to provide current income exempt from regular federal income tax and, in state specific funds, taxes in its specified state and city (if any).
The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that most fairly reflects the security’s "fair value", which is the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions and Related Income—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.
C  Federal Taxes—Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.
As of March 31, 2022, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Legal Fees— Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.
E  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
F  Indemnifications—Under each Fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as a Fund) could be deemed to have personal liability for the obligations of the Fund. However, each Fund’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Fund shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

Eaton Vance
Municipal Bond Funds
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

G  Floating Rate Notes Issued in Conjunction with Securities Held— The Funds may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Fund may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 6) at March 31, 2022. Interest expense related to a Fund’s liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At March 31, 2022, the amounts of the Funds’ Floating Rate Notes and related interest rates and collateral were as follows:
	Municipal Fund	California Fund	New York Fund
Floating Rate Notes Outstanding	$644,086,035	$208,553,000	$117,764,643
Interest Rate or Range of Interest Rates (%)	0.51 - 0.81	0.53 - 0.63	0.53 - 0.60
Collateral for Floating Rate Notes Outstanding	$880,509,917	$284,555,613	$158,430,297
For the six months ended March 31, 2022, the Funds’ average settled Floating Rate Notes outstanding and the average interest rate (annualized) including fees were as follows:
	Municipal Fund	California Fund	New York Fund
Average Floating Rate Notes Outstanding	$657,934,725	$208,285,000	$129,123,187
Average Interest Rate	0.65%	0.66%	0.62%
In certain circumstances, the Funds may enter into shortfall and forbearance agreements with brokers by which a Fund agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of March 31, 2022.
The Funds may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.
The Funds’ investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Funds’ investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Management believes that the Funds’ restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Funds’ Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Funds’ restrictions apply. Residual interest bonds held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.
H  When-Issued Securities and Delayed Delivery Transactions—The Funds may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest

Eaton Vance
Municipal Bond Funds
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
I  Interim Financial Statements—The interim financial statements relating to March 31, 2022 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds' management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
Each Fund intends to make monthly distributions of net investment income to common shareholders. In addition, at least annually, each Fund intends to distribute all or substantially all of its net realized capital gains. Distributions are recorded on the ex-dividend date. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At September 30, 2021, the following Funds, for federal income tax purposes, had deferred capital losses which would reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of a Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. The amounts of the deferred capital losses are as follows:
	Municipal Fund	California Fund	New York Fund
Deferred capital losses:
Short-term	$37,196,077	$16,096,629	$8,722,573
Long-term	$ 564,388	$19,513,468	$3,069,665
Included in the amounts above are deferred capital losses as a result of reorganizations which occurred in a prior year. Utilization of these deferred capital losses may be limited in accordance with certain income tax regulations. The amounts of the deferred capital losses are as follows:
	Municipal Fund	California Fund	New York Fund
Deferred capital losses from reorganizations:
Short-term	$ —	$2,349,785	$1,398,642
Long-term	$ —	$1,908,450	$ —
The cost and unrealized appreciation (depreciation) of investments of each Fund at March 31, 2022, as determined on a federal income tax basis, were as follows:
	Municipal Fund	California Fund	New York Fund
Aggregate cost	$ 835,160,611	$260,049,153	$209,313,618
Gross unrealized appreciation	$ 61,291,940	$ 12,248,251	$ 6,316,880
Gross unrealized depreciation	(12,761,707)	(5,657,853)	(6,861,391)
Net unrealized appreciation (depreciation)	$ 48,530,233	$ 6,590,398	$ (544,511)

Eaton Vance
Municipal Bond Funds
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to each Fund. The investment adviser fee is computed at an annual rate of 0.60% of each Fund’s average weekly gross assets and is payable monthly. Gross assets of a Fund are calculated by deducting accrued liabilities of the Fund except (i) the principal amount of any indebtedness for money borrowed, including debt securities issued by the Fund and the amount of floating-rate notes included as a liability in the Fund’s Statement of Assets and Liabilities of up to $801,875,000 for Municipal Fund, $228,750,000 for California Fund and $165,000,000 for New York Fund, and (ii) the amount of any outstanding preferred shares issued by the Fund. EVM also serves as the administrator of each Fund, but receives no compensation. For the six months ended March 31, 2022, the investment adviser fees were as follows:
	Municipal Fund	California Fund	New York Fund
Investment Adviser Fee	$4,908,238	$1,535,616	$1,069,926
Trustees and officers of the Funds who are members of EVM’s organization receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2022, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of EVM.
During the six months ended March 31, 2022, EVM reimbursed Municipal Bond Fund $215,929 for a net realized loss on the sale of investment securities not meeting investment guidelines of the Fund. The amount of the reimbursement had an impact on total return on net asset value of less than 0.01%.
4  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, for the six months ended March 31, 2022 were as follows:
	Municipal Fund	California Fund	New York Fund
Purchases	$211,903,579	$37,842,516	$58,061,760
Sales	$226,948,002	$41,638,488	$67,682,959
5  Common Shares of Beneficial Interest
The Funds may issue common shares pursuant to their dividend reinvestment plans. There were no common shares issued by the Funds for the six months ended March 31, 2022 and the year ended September 30, 2021 pursuant to such plans.
In November 2013, the Board of Trustees initially approved a share repurchase program for the Funds. Pursuant to the reauthorization of the share repurchase program by the Board of Trustees in March 2019, each Fund is authorized to repurchase up to 10% of its common shares outstanding as of the last day of the prior calendar year at market prices when shares are trading at a discount to net asset value (NAV). The share repurchase program does not obligate a Fund to purchase a specific amount of shares. There were no repurchases of common shares by the Funds for the six months ended March 31, 2022 and the year ended September 30, 2021.
At March 31, 2022, according to the filings made on Schedule 13D and 13G pursuant to Sections 13(d) and 13(g) of the Securities Exchange Act of 1934, as amended, three affiliated entities together owned 14.1% of California Fund’s common shares and one entity owned 11.3% of New York Fund’s common shares.
6  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)

Eaton Vance
Municipal Bond Funds
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At March 31, 2022, the hierarchy of inputs used in valuing the Funds' investments, which are carried at value, were as follows:
Municipal Fund
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 11,928,627	$ —	$ 11,928,627
Tax-Exempt Mortgage-Backed Securities	—	3,195,169	—	3,195,169
Tax-Exempt Municipal Obligations	—	1,512,653,083	—	1,512,653,083
Total Investments	$ —	$1,527,776,879	$ —	$1,527,776,879
California Fund
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Mortgage-Backed Securities	$ —	$ 1,620,890	$ —	$ 1,620,890
Tax-Exempt Municipal Obligations	—	453,803,693	—	453,803,693
Taxable Municipal Obligations	—	19,767,968	—	19,767,968
Total Investments	$ —	$475,192,551	$ —	$475,192,551
New York Fund
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 1,159,370	$ —	$ 1,159,370
Tax-Exempt Municipal Obligations	—	321,837,278	—	321,837,278
Taxable Municipal Obligations	—	2,053,542	—	2,053,542
Trust Units	—	1,483,560	—	1,483,560
Total Investments	$ —	$326,533,750	$ —	$326,533,750
7  Risks and Uncertainties
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Funds' performance, or the performance of the securities in which the Funds invest.

Eaton Vance
Municipal Bond Funds
March 31, 2022
Officers and Trustees

Officers
Eric A. Stein President	Jill R. Damon Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Trustees
George J. Gorman Chairperson
Thomas E. Faust Jr.*
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
William H. Park
Helen Frame Peters
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser**

*	Interested Trustee
**	Ms. Wiser began serving as a Trustee effective April 4, 2022.

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. American Stock Transfer & Trust Company, LLC (“AST”), the closed-end funds transfer agent, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct AST, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact AST or your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by AST or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
Share Repurchase Program. The Funds' Boards of Trustees have approved a share repurchase program authorizing each Fund to repurchase up to 10% of its common shares outstanding as of the last day of the prior calendar year in open-market transactions at a discount to net asset value. The repurchase program does not obligate a Fund to purchase a specific amount of shares. The Funds' repurchase activity, including the number of shares purchased, average price and average discount to net asset value, is disclosed in the Funds' annual and semi-annual reports to shareholders.
Additional Notice to Shareholders. If applicable, a Fund may also redeem or purchase its outstanding preferred shares in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.
Closed-End Fund Information. Eaton Vance closed-end funds make fund performance data and certain information about portfolio characteristics available on the Eaton Vance website shortly after the end of each month. Other information about the funds is available on the website. The funds’ net asset value per share is readily accessible on the Eaton Vance website. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Individual Investors — Closed-End Funds”.

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Investment Adviser and Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
American Stock Transfer & Trust Company, LLC
6201 15th Avenue
Brooklyn, NY 11219
Fund Offices
Two International Place
Boston, MA 02110

7727    3.31.22

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

No activity to report for the registrant’s most recent fiscal year end.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance California Municipal Bond Fund

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	May 23, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 23, 2022

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	May 23, 2022